Report of the directors financial review risk report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 economic_scenario $ / bbl	Dec. 31, 2022
Disclosure of financial assets [line items]
Number of economic scenarios to calculate ECL | economic_scenario	4
West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price (in USD per barrel)	69
2023 | West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price (in USD per barrel)	77
Consensus Central scenario ECL
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
GDP growth rate, 5 year average	2.60%
GDP growth rate, 5 year average, pre-pandemic	2.80%
Forecast period	5 years
Consensus Central scenario ECL | Inflation
Disclosure of financial assets [line items]
Forecast period	2 years
Consensus Central scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	75.00%	55.00%
GDP (annual average growth rate, %)	5.00%
GDP growth rate, 5 year average	4.60%
Consensus Central scenario ECL | 2023
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%
Consensus Central scenario ECL | 2023 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	5.40%